Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Our operating lease obligations as of December 31, 2013 were as follows:

	Payments Due By Period
	Total	2014	2015	2016	2017	2018	Thereafter
In millions
Operating Leases	$79.4	$24.9	$22.0	$14.9	$6.9	$3.6	$7.1
Our operating lease obligations as of December 31, 2013 were as follows:

	Payments Due By Period
	Total	2014	2015	2016	2017	2018	Thereafter
In millions
Operating Leases	$79.4	$24.9	$22.0	$14.9	$6.9	$3.6	$7.1